Leases	12 Months Ended
Sep. 30, 2012
Leases [Abstract]
Leases
Leases
Rental expense under operating lease agreements (in millions):

Fiscal Year Ended	Sep 30, 2012	Oct 2, 2011	Oct 3, 2010
Minimum rentals	$759.0	$715.6	$688.5
Contingent rentals	44.7	34.3	26.1
Total	$803.7	$749.9	$714.6

Minimum future rental payments under non-cancelable operating leases as of September 30, 2012 (in millions):

Fiscal Year Ending
2013	$787.9
2014	728.5
2015	640.4
2016	531.5
2017	403.4
Thereafter	968.5
Total minimum lease payments	$4,060.2

We have subleases related to certain of our operating leases. During fiscal 2012, 2011, and 2010, we recognized sublease income of $10.0 million, $13.7 million, and $10.9 million, respectively.